Derivative instruments	3 Months Ended
Jun. 30, 2018
Derivative [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory

Note 11 Derivative instruments

a) Derivative instruments

As of 30.6.18, CHF billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	38.8	1,169	34.0	1,093	11,322
Credit derivative contracts	2.1	81	3.2	83	0
Foreign exchange contracts	53.7	2,736	53.6	2,588	1
Equity / index contracts	24.9	446	26.5	530	101
Commodity contracts	1.6	44	1.4	39	11
Unsettled purchases of non-derivative financial instruments[5]	0.2	26	0.2	18
Unsettled sales of non-derivative financial instruments[5]	0.3	31	0.3	20
Total derivative financial instruments, based on IFRS netting[6]	121.6	4,533	119.2	4,371	11,435
Further netting potential not recognized on the balance sheet[7]	(106.6)		(103.1)
of which: netting of recognized financial liabilities / assets	(87.4)		(87.4)
of which: netting with collateral received / pledged	(19.2)		(15.7)
Total derivative financial instruments, after consideration of further netting potential	15.1		16.2

As of 31.3.18, CHF billion
Derivative financial instruments[1,2]
Interest rate contracts	41.2	1,231	36.3	1,103	11,173
Credit derivative contracts	2.4	88	3.4	93	0
Foreign exchange contracts	42.6	2,547	42.4	2,445	0
Equity / index contracts	25.0	412	27.8	474	91
Commodity contracts	1.4	39	1.2	39	9
Unsettled purchases of non-derivative financial instruments[5]	0.4	36	0.3	15
Unsettled sales of non-derivative financial instruments[5]	0.3	28	0.5	28
Total derivative financial instruments, based on IFRS netting[6]	113.3	4,382	111.9	4,197	11,273
Further netting potential not recognized on the balance sheet[7]	(99.3)		(96.8)
of which: netting of recognized financial liabilities / assets	(80.7)		(80.7)
of which: netting with collateral received / pledged	(18.6)		(16.1)
Total derivative financial instruments, after consideration of further netting potential	14.1		15.2

As of 31.12.17, CHF billion
Derivative financial instruments[1]
Interest rate contracts	44.0	1,142	38.4	1,044	10,462
Credit derivative contracts	2.8	92	3.8	98	1
Foreign exchange contracts	47.1	2,389	45.5	2,193	0
Equity / index contracts	22.2	380	26.7	487	83
Commodity contracts	1.7	33	1.6	37	8
Unsettled purchases of non-derivative financial instruments[5]	0.1	12	0.1	11
Unsettled sales of non-derivative financial instruments[5]	0.1	15	0.1	9
Total derivative financial instruments, based on IFRS netting[6]	118.2	4,063	116.1	3,878	10,555
Further netting potential not recognized on the balance sheet[7]	(104.2)		(98.5)
of which: netting of recognized financial liabilities / assets	(83.5)		(83.5)
of which: netting with collateral received / pledged	(20.7)		(15.0)
Total derivative financial instruments, after consideration of further netting potential	14.0		17.7
1 Derivative financial liabilities as of 30 June 2018 include CHF 0.0 billion related to derivative loan commitments (31 March 2018: CHF 0.1 billion; 31 December 2017: CHF 0.0 billion). No notional amounts related to these commitments are included in this table but they are disclosed within Note 16 under Loan commitments with a committed amount of CHF 8.1 billion as of 30 June 2018 (31 March 2018: CHF 3.9 billion; 31 December 2017: CHF 5.3 billion). 2 Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2018 or 31 March 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 16 under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 24 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2017 for more information.

b) Cash collateral on derivative instruments

CHF billion	Receivables30.6.18	Payables30.6.18	Receivables31.3.18	Payables31.3.18	Receivables31.12.17	Payables31.12.17
Cash collateral on derivative instruments, based on IFRS netting[1]	24.9	31.8	24.3	29.4	23.4	30.2
Further netting potential not recognized on the balance sheet[2]	(13.0)	(15.5)	(13.5)	(14.4)	(12.5)	(17.4)
of which: netting of recognized financial liabilities / assets	(12.5)	(14.5)	(12.9)	(13.3)	(11.7)	(16.3)
of which: netting with collateral received / pledged	(0.5)	(1.0)	(0.6)	(1.2)	(0.7)	(1.2)
Cash collateral on derivative instruments, after consideration of further netting potential	11.9	16.4	10.7	15.0	11.0	12.8
1 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 24 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of our Annual Report 2017 for more information.